Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Right-of-use assets	31,403,688	12,237,211	1,728,505
Less: impairment	-	(3,244,676)	(458,857)
Right-of-use assets	31,403,688	8,992,535	1,269,648

Operating lease liabilities – current	18,079,265	8,806,671	1,243,406
Operating lease liabilities – non-current	13,276,535	5,216,622	736,530
Total operating lease liabilities	31,355,800	14,023,293	1,979,936
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Lease expense
Operating lease expense - third party	10,933,292	10,148,284	1,432,827
Short-term lease expense	-	15,056,781	2,125,853
Sublease income (1)	-	(707,009)	(99,822)
Total lease expense	10,933,292	24,498,055	3,458,858

Other information
Cash paid for operating leases		8,543,549	1,206,256
Right-of-use assets obtained in exchange for operating new lease liabilities	35,873,660	15,838,886	2,236,278
* (1)	For the year ended December 31, 2023, the Group incurred sublease income of RMB 707,009 (US$99,822), and sublease cost of RMB 858,098 (US$121,154).

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.33
Weighted average discount rate	4.2%

Schedule of Future Minimum Payments	The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2023:
Year	Amounts
	RMB	US$
2024	9,206,946	1,299,920
2025	3,510,711	495,674
2026	581,689	82,128
2027	539,727	76,204
2028	334,122	47,174
Thereafter	558,808	78,898
Total lease payments	14,732,003	2,079,998
Less: imputed interest	708,710	100,062
Total operating lease liabilities, net of interest	14,023,293	1,979,936